Income Tax - Additional Information (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Income Tax Disclosure [Abstract]
Income Tax	26.00%	26.00%	26.00%
Income Tax 4	$ 2,100,000
Income Tax 5	$ 0